SUMMARY PROSPECTUS August 31, 2026

AB Government Money Market Portfolio

Ticker: Class A–AEAXX; Class C–AECXX; Advisor Class–AEYXX; Class I–AIEXX;

Class 1–AGRXX; Class AB–MYMXX; Institutional Class–GMOXX

Before you invest, you may want to review the Portfolio’s Prospectus, which contains more information about the Portfolio and its risks. The Portfolio’s Prospectus and Statement of Additional Information (“SAI”), both dated August 31, 2026, as may be amended or supplemented, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the Portfolio’s Prospectus, reports to shareholders and other information about the Portfolio, go to www.abfunds.com/go/prospectus, email a request to prorequest@alliancebernstein.com, call (800) 227-4618, or ask any financial advisor, bank, or broker-dealer who offers shares of the Portfolio.

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INVESTMENT OBJECTIVE:

The Portfolio’s investment objective is maximum current income to the extent consistent with safety of principal and liquidity.

FEES AND EXPENSES OF THE PORTFOLIO:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or examples below. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in the family of AB Mutual Funds sponsored by AllianceBernstein L.P., the Portfolio’s investment adviser (the “Adviser”). More information about these and other discounts is available from your financial intermediary and in Investing in the Portfolio—Sales Charge Reduction Programs for Class A shares on page 12 of the Portfolio’s Prospectus, in Appendix B—Financial Intermediary Waivers to the Portfolio’s Prospectus and in Purchase of Shares—Sales Charge Reduction Programs for Class A shares on page 46 of the Portfolio’s SAI.

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares	Advisor Class, Class I, Class 1, Class AB and Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None(a)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None(b)	1.00%(c)	None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Advisor Class	Class I	Class 1		Class AB		Institutional Class
Management Fees	0.20%	0.20%	0.20%	0.20%	0.20%		0.20%		0.20%

Distribution and/or Service (12b-1) Fees	0.25%	0.75%	None	None	0.10%		None		None

Other Expenses:
Transfer Agent	0.03%	0.03%	0.03%	0.02%	0.00%	(d)	0.00%	(d)	0.00%	(d)
Other Expenses	0.01%	0.01%	0.01%	0.01%	0.01%		0.01%		0.01%

Total Other Expenses	0.04%	0.04%	0.04%	0.03%	0.01%		0.01%		0.01%

Total Annual Portfolio Operating Expenses(e)	0.49%	0.99%	0.24%	0.23%	0.31%		0.21%		0.21%

(a)

A sales charge of up to 4.25% may be imposed upon an exchange of Class A shares for the Class A shares of other AB Mutual Funds with sales charges. See Investing in the Portfolio—The Different Share Class Expenses—Sales Charges—Class A Shares on page 11 of the Portfolio’s Prospectus.

(b)

Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge, or CDSC, which may be subject to waiver in certain circumstances.

(c)	For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after eight years.

(d)	Amount is equal to less than 0.005%.

(e)

The Total Annual Portfolio Operating Expenses will not correlate to the Portfolio’s ratio to average net assets of expenses, net of waivers/reimbursements, included in the Portfolio’s Financial Highlights in the Prospectus, which reflect voluntary expense reimbursements made by the Adviser to the Portfolio. With respect to Class A and Class C shares, the Adviser and its affiliates have agreed to waive receipt of 12b-1 fees. Such voluntary waivers/reimbursements may be discontinued at any time.

Examples

The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your Portfolio shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio’s operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C		Advisor Class	Class I	Class 1	Class AB	Institutional Class
After 1 Year	$50	$201	*	$25	$24	$32	$22	$22

After 3 Years	$157	$315		$77	$74	$100	$68	$68

After 5 Years	$274	$547		$135	$130	$174	$118	$118

After 10 Years	$616	$1,071		$306	$293	$393	$268	$268

*	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.

PRINCIPAL STRATEGIES:

The Portfolio is a “money market fund” that seeks to maintain a stable net asset value, or NAV, of $1.00 per share although there is no guarantee that the Portfolio will maintain a NAV of $1.00 per share.

The Portfolio invests at least 99.5% of its total assets in cash, marketable obligations (which may bear adjustable rates of interest) issued or guaranteed by the U.S. Government, its agencies or instrumentalities (“U.S. Government securities”) and repurchase agreements that are collateralized fully. Collateralized fully means collateralized by cash or government securities.

The Portfolio also invests at least 80%, and normally substantially all, of its net assets in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. This policy may not be changed without 60 days’ prior written notice to shareholders.

As a money market fund, the Portfolio must meet the requirements of Securities and Exchange Commission (“SEC”) Rule 2a-7. The Rule imposes strict conditions on the investment quality, maturity, diversification, and liquidity of the Portfolio’s investments. Among other things, Rule 2a-7 requires that the Portfolio’s investments have (i) a remaining maturity of no more than 397 days unless otherwise permitted by Rule 2a-7, (ii) a dollar weighted average maturity of no more than 60 days, and (iii) a dollar weighted average life to maturity of no more than 120 days. Rule 2a-7 imposes liquidity standards that require the Portfolio to hold at least 25% and 50% of its total assets in daily liquid assets and weekly liquid assets, respectively, as defined in Rule 2a-7. Rule 2a-7 also limits the Portfolio’s investments in illiquid securities to 5% of its total assets.

The Portfolio may also invest in when-issued securities related to the types of securities in which it is permitted to invest and the securities of other money market funds to the extent permitted under the Investment Company Act of 1940, as amended.

PRINCIPAL RISKS:

•

Money Market Fund Risk: Money market funds are sometimes unable to maintain an NAV at $1.00 per share and, as it is generally referred to, “break the buck”. In that event, an investor in a money market fund would, upon redemption, receive less than $1.00 per share. The Portfolio’s shareholders should not rely on or expect an affiliate of the Portfolio to purchase distressed assets from the Portfolio, make capital infusions, enter into credit support agreements or take other actions to prevent the Portfolio from breaking the buck. In addition, you should be aware that significant redemptions by large investors in the Portfolio could have a material adverse effect on the Portfolio’s other shareholders. The Portfolio’s NAV could be affected by forced selling during periods of high redemption pressures and/or illiquid markets. Money market funds are also subject to regulatory risk.

On July 12, 2023, the SEC adopted amendments to Rule 2a-7 (“Money Market Fund Reforms”) that, among other things, removed the provisions in Rule 2a-7 that permitted a money market fund to suspend redemptions. The Money Market Fund Reforms also removed the link between liquidity fees and impaired liquidity of the Portfolio’s investments, permitting a government money market fund, such as the Portfolio, to impose a discretionary liquidity fee if the fund’s board of directors determines that a liquidity fee is in the best interests of the fund. These changes under the Money Market Fund Reforms became effective on October 2, 2023. The Portfolio’s Board of Directors previously determined not to impose liquidity fees on, or suspend, redemptions.

The Portfolio’s yield will change based on changes in interest rates and other market conditions. Global economies and financial markets are increasingly interconnected, which increases the probabilities that conditions in one country or region might adversely impact issuers in a different country or region. Conditions affecting the general economy, including interest rate levels, tariffs and political, social, or economic instability at the local, regional, or global level may also affect the market value of a security. Health crises, such as pandemic and epidemic diseases, as well as other incidents that interrupt the expected course of events, such as natural disasters, including fires, earthquakes and flooding, war or civil disturbance, acts of terrorism, supply chain disruptions, power outages and other unforeseeable and external events, and the public response to or fear of such diseases or events, have had, and may in the future have, an adverse effect on the Portfolio’s investments and net asset value and can lead to increased market volatility. The occurrence and pendency of such crises or incidents could adversely affect the economies and financial markets either in specific countries or worldwide. Rates of inflation have recently risen. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Portfolio’s assets may decline.

•

Interest Rate Risk: Changing interest rates, including rates that fall below zero, affect the yield and value of the Portfolio’s investments in short-term debt securities, may have unforeseeable effects on markets and market volatility and may have an adverse effect on Portfolio performance. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities. A decline in interest rates affects the Portfolio’s yield as portfolio securities mature or are sold and the Portfolio purchases new short-term securities with lower yields. During periods of very low or negative interest rates, the Portfolio may be unable to maintain a positive yield or a stable NAV at $1.00.

•

Credit Risk: Credit risk is the possibility that a security’s credit rating will be downgraded or that the issuer of the security will default (fail to make scheduled interest or principal payments). If a counterparty to a repurchase agreement defaults on its repurchase obligation, the Portfolio might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the counterparty became bankrupt, the Portfolio might be delayed in selling the collateral. The Portfolio’s investments in U.S. Government securities or related repurchase agreements have minimal credit risk compared to other investments.

•

Illiquid Investments Risk: Illiquid investments risk exists when particular investments are or become difficult to purchase or sell, which may prevent the Portfolio from selling out of these securities at an advantageous time or price.

•

Management Risk: The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio’s sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.

BAR CHART AND PERFORMANCE INFORMATION

The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

•	how the Portfolio’s performance changed from year to year over ten years; and

•	the Portfolio’s average annual returns for one, five and ten years.

The Portfolio’s past performance, of course, does not necessarily indicate how it will perform in the future. The Portfolio adopted a multiple-class plan effective June 1, 2016. Upon the adoption of the multiple-class plan by the Portfolio, the original share class of the Portfolio (“original share class”) was renamed Class AB shares. Accordingly, the performance information presented below for the Class AB shares for periods prior to June 1, 2016 is the performance information of the original share class that existed prior to such date. An advisory fee for the Portfolio was implemented effective June 1, 2016 and prior to that time the Portfolio did not pay an advisory fee. Accordingly, historical performance information for all periods prior to June 1, 2016 does not reflect the Portfolio’s payment of an advisory fee. If such fee had been in place, investment performance would have been lower than what is indicated below.

You may obtain updated performance information on the website at www.abfunds.com (click on “Investments—Mutual Funds”).

Bar Chart

The annual returns in the bar chart are for the Portfolio’s Class AB shares, or, for periods prior to June 1, 2016 as noted above, the original share class. Through June 30, 2026, the year-to-date unannualized return for the Portfolio’s Class AB shares was 1.75%.

During the period shown in the bar chart, the Portfolio’s:

Best Quarter was up 1.33%, 4th quarter, 2023; and Worst Quarter was up 0.01%, 1st quarter, 2022.

Performance Table

Average Annual Total Returns

(For the periods ended December 31, 2025)

	1 Year	5 Years	10 Years
Class A*	3.13%	3.13%	2.00%
Class C*	3.13%	3.12%	1.85%
Advisor Class*	4.13%	3.13%	2.05%
Class I*	4.14%	3.14%	2.06%
Class 1*	4.05%	3.11%	2.05%
Class AB	4.16%	3.15%	2.10%
Institutional Class*	4.16%	3.15%	2.10%

*

Inception dates: June 1, 2016 for Institutional Class shares and November 10, 2017 for Class A, Class C, Advisor Class, Class I and Class 1 shares. Performance information for periods prior to the inception of Class A, Class C, Advisor Class, Class I, Class 1 and Institutional Class shares is the performance of Class AB shares adjusted to reflect the respective expenses of the Class A, Class C, Advisor Class, Class I, Class 1 and Institutional Class shares.

You may obtain the most current seven-day yield information of the Portfolio by calling (800) 221-5672 or your financial intermediary.

INVESTMENT ADVISER

AllianceBernstein L.P. is the investment adviser for the Portfolio.

PURCHASE AND SALE OF PORTFOLIO SHARES

Purchase Minimums

The following table describes the initial and subsequent minimum purchase amounts for each class of shares, which may be subject to waiver in certain circumstances.

	Initial	Subsequent
Class A/Class C shares, including traditional IRAs and Roth IRAs	$2,500	$50
Class AB (only available to other registered investment companies or collective investment trusts advised by the Adviser and other affiliated accounts, and for the investment of cash collateral related to the AB Mutual Funds’ securities lending programs)	None	None
Automatic Investment Program	None	$50 If initial investment is less than $2,500, then $200 monthly until account balance reaches $2,500
Advisor Class shares (only available to fee-based programs or through other limited arrangements and certain commission-based brokerage arrangements)	None	None

	Initial	Subsequent
Class A and Class I shares are available at NAV, without an initial sales charge, to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans where plan level or omnibus accounts are held on the books of the Portfolio.	None	None
Class 1 shares (only available to private clients of the Bernstein Private Wealth Management unit of the Adviser and certain institutional clients of the Adviser)	$50,000	None
Institutional Class shares (only available to institutional investors)	$20,000,000	None

You may sell (redeem) your shares each day the New York Stock Exchange is open. You may sell your shares through your financial intermediary or by mail (AllianceBernstein Investor Services, Inc., P.O. Box 786003, San Antonio, TX 78278-6003) or telephone ((800) 221-5672 (or (877) 241-7645 with respect to Class AB and Institutional Class shares)).

TAX INFORMATION

The Portfolio may make income dividends or capital gains distributions, which may be subject to U.S. federal income taxes and taxable as ordinary income or capital gains, and may also be subject to state and local taxes.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank or a group retirement plan), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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